Property, Plant, and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Gains (losses) on disposals of property, plant and equipment		$ (17)
Property, plant and equipment expenditures	$ 486	417	$ 277
Interest costs capitalised	$ 8	$ 6	$ 2
Capitalisation rate of borrowing costs eligible for capitalisation	6.00%	5.90%
Windrise Wind Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures	$ 156
WindCharger Battery Storage Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures	6
Kaybob Cogeneration Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures	31
Centralia Coal Mine
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures	17
Pioneer Pipeline
Disclosure of detailed information about property, plant and equipment [line items]
Other cash and cash equivalents		$ 15
Genesee Unit 3
Disclosure of detailed information about property, plant and equipment [line items]
Additions		5
Keephills 3
Disclosure of detailed information about property, plant and equipment [line items]
Additions		308
Coal generation | Keephills 3
Disclosure of detailed information about property, plant and equipment [line items]
Additions		300
Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gains (losses) on disposals of property, plant and equipment		(18)
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	486	522
Property, plant and equipment expenditures		417
Gross carrying amount | US Wind Projects
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures		169
Gross carrying amount | Pioneer Pipeline
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment expenditures		100
Gross carrying amount | Coal generation
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Gross carrying amount | Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Gross carrying amount | Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	$ 0
Property, plant and equipment expenditures	$ 93